FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in fair value of warrants (Details)	12 Months Ended
Sep. 30, 2025 USD ($)
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair value at October 1, 2024	$ 320,000
Change in fair value	$ (319,630)
Change in fair value, Gain (loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants
Fair Value at September 30, 2025	$ 370
Common Warrants
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair value at October 1, 2024	27,000
Change in fair value	(26,980)
Fair Value at September 30, 2025	20
Series A Warrants
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair value at October 1, 2024	15,000
Change in fair value	(15,000)
Series A Warrants - modified
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair value at October 1, 2024	16,000
Change in fair value	(15,990)
Fair Value at September 30, 2025	10
Private Common Warrants
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair value at October 1, 2024	262,000
Change in fair value	(261,660)
Fair Value at September 30, 2025	$ 340